Share Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value		$ 0.12	$ 0.53	$ 0.82
Unrecognized compensation expense related to non-vested share options		$ 4.9
Weighted-average period of recognized share-based compensation expense		2 years 3 months 3 days
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of restricted share units vested		$ 0.7
Weighted-average period of recognized share-based compensation expense		1 year 7 months 6 days
Unrecognized compensation expense related to non-vested restricted share units		$ 1.2
2006 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan		25,544,054
Expiration period from date of grant		10 years
2019 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan		63,487,133
Expiration period from date of grant		10 years
Numbers of additional shares granted under the plan	17,468,832	15,794,199
Ordinary shares available for future grant		10,938,405
2020 ADs Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares available for future grant		5,490,984			24,999,996
Amended 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Numbers of shares granted under the plan		55,898,342
Expiration period from date of grant		10 years